Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of expenses by nature
	Year ended December 31,
	2021	2020	2019
	USD in thousands
Payroll and related expenses	2,656	2,420	1,347
Professional fees	5,990	2,963	1,945
Materials used and subcontracted work	3,248	1,128	322
Listing expenses	-	-	10,098
Preparation of patents	471	289	249
Rent and office maintenance	158	215	144
Depreciation and amortization	342	116	75
Vehicle maintenance	31	41	61
Travel	57	41	47
Advertising and participation in exhibitions	1,712	133	18
Other	1,224	650	263
Amazon Fees	2,426	-	-
Amortization of excess purchase price of an associate	263	546	-
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	18,578	8,542	14,569